Subsequent Events	6 Months Ended	8 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events
Subsequent Events

Note 17. Subsequent Events

On July 18, 2025, the Company held a special meeting of stockholders and approved an amendment to the Company’s amended and restated certificate of incorporation to increase the total number of shares of Class B Common Stock the Company is authorized to issue from 450,000,000 shares to 2,000,000,000 shares.

Note 5 – Subsequent Events

As previously disclosed, on May 12, 2024, the Company entered into the Business Combination Agreement by and among the Company, BFAC, Target, Merger Sub 1 and Merger Sub 2.

Pursuant to the Business Combination Agreement, upon the closing of the Business Combination (the “Closing”), Merger Sub 1 was to merge with and into BFAC (the “Reorganization Merger”), with BFAC being the surviving corporation of the Reorganization Merger and becoming a wholly-owned subsidiary of the Company, and then, immediately following the consummation of the Reorganization Merger, Merger Sub 2 was to merge with and into the Target (the “Acquisition Merger”, and together with the Reorganization Merger the “Mergers”), with the Target being the surviving corporation of the Acquisition Merger and becoming a wholly-owned subsidiary of the Company.

On April 4, 2025 (the “Closing Date”), the parties consummated the Mergers and the transactions contemplated by the Business Combination Agreement. The Company issued to the former security holders of the Target an aggregate of 6,535,014 shares of Class A Common Stock, 5,964,986 shares of Class B Common Stock and 1,000,000 shares of Series A preferred stock in exchange for their equity interests in the Company.

In addition, at Closing, the Company issued 168,356 shares of Class B Common Stock to BFAC public shareholders in exchange for same number of BFAC Class A ordinary shares and 820,000 shares of Class B Common Stock to certain Target employees pursuant to an incentive plan. The Company also issued to a certain investor (the “PIPE Investor”) (i) 2,400 shares of Series B preferred stock, (ii) a warrant to purchase 1,600 shares of Series B Preferred Stock (the “First Preferred Warrant”), and (iii) a warrant to purchase 1,000 shares of Series B Preferred Stock (the “Second Preferred Warrant,” and together with the First Preferred Warrant, the “Preferred Warrants”), pursuant to the terms of a PIPE Agreement, dated November 22, 2024 (the “PIPE Agreement”), entered into by Pubco, BFAC and the PIPE Investor. At the Closing, the PIPE Investor exercised the First Preferred Warrant to purchase 1,000 shares of Series B Preferred Stock and on April 14, 2025, the PIPE Investor exercised the remaining portion of the First Preferred Warrant and the Second Preferred Warrant in full. Accordingly, the Company issued to the PIPE Investor an aggregate of 5,000 shares of Series B Preferred Stock for an aggregate of $4,750,000 (net of original issue discount).